Preferred shares	12 Months Ended
Dec. 31, 2020
Preferred shares
Preferred shares

22. Preferred shares

The following table summarizes the issuances of convertible redeemable preferred shares:

		Issuance price	Number of
Name	Issuance date	per share	shares
		US$
Series B Preferred Shares	February to December 2016	2.48	402,891,265
Series C Preferred Shares	May to October 2017, and October 2018	3.13	477,780,220
Series D Preferred Shares	December 2018 to April 2019, August and November 2019	3.80	430,835,530
Series D+ Preferred Shares	November to December 2019	4.56	310,879,155

The major rights, preferences and privileges of the preferred shares were as follows:

(a)	Dividends rights

Each Preferred Share had the right to receive non-cumulative dividends, pari passu with ordinary shares, on an as-converted basis, when, as and if declared by the Board.

22. Preferred shares (Continued)

(b)	Conversion rights

Optional Conversion:

Unless converted earlier pursuant to Automatic Conversion as described below, any preferred share had, at the option of the holder thereof, be converted at any time after the date of issuance of such shares, without the payment of any additional consideration (provided that, if any preferred share was not fully paid in accordance with the terms of issue thereof prior to such conversion, the ordinary share(s) so converted remained subject to the payment requirements in accordance with the terms of issue of the preferred share), into fully-paid and non-assessable Class A Ordinary Shares based on the Conversion Price.

Automatic Conversion:

Each preferred share was automatically converted, based on the Conversion Price, without the payment of any additional consideration, into fully-paid and non-assessable Class A Ordinary Shares upon the consummation of a Qualified Initial Public Offering (“Qualified IPO”) as defined in the Memorandum and Articles of Association.

The initial conversion ratio of preferred shares to ordinary shares was 1:1, subject to adjustments in the event of (i) share subdivisions, combinations or consolidations of equity securities, share dividends and similar events, or (ii) issuance or deemed issuance of new securities for a consideration per ordinary share received by the Company (net of any selling concessions, discounts or commissions) less than the conversion price with respect to any preferred share in effect immediately prior to such issue or deemed issue.

(c)	Redemption rights

Upon the occurrence of any Redemption Event as described below, the Company, at the written request of any holder of the preferred shares, was to redeem all or any of the issued and outstanding preferred shares held and as elected by such holder of the preferred shares, out of funds legally available therefor, at the price per share equal to the aggregate of (x) the applicable Original Issue Price as set forth in the Investor Rights Agreement and (y) an amount that gives such shareholder a simple non-compounded interest of eight percent (8)% per annum on the applicable Original Issue Price, calculated from the applicable Original Issue Date as set forth in the Investor Rights Agreement up until the date of receipt by such shareholder of the full redemption amount thereof.

Before December 28, 2018, for Series B and C Preferred Shares, “Redemption Event” meant the occurrence of any of the followings events: (i) the Company fails to complete a Qualified IPO within five (5) years following the issuance date of Series B and C Preferred Shares; or (ii) a majority of the Key Persons as set forth in the Investor Rights Agreement have ceased to be employed by any Group Company. On December 28, 2018, the Redemption Event was modified and for all preferred shares. “Redemption Event” meant the occurrence of either of the followings events: (i) the Company fails to complete a Qualified IPO by December 28, 2023; or (ii) a majority of the Key Persons as set forth in the Investor Rights Agreement have ceased to be employed by any Group Company.

(d)	Liquidation preferences

In the event of any liquidation, dissolution or winding up of the Company, or any Deemed Liquidation Event, distributions to the Shareholders shall be made in the following manner, after satisfaction of all creditors’ claims and claims that may be mandated by law:

22. Preferred shares (Continued)

Holders of preferred shares of later series had preference to the distribution of assets or funds over holders of preferred shares of earlier series and holders of ordinary shares. The amount of the preference was the greater of (x) the aggregate of (i) the respective applicable Original Issue Price, (ii) any dividends declared and unpaid with respect to respective applicable Preferred Share, and (iii) an amount that would give such holder of respective applicable preferred shares a simple non-compounded interest of five percent (5)% per annum on the respective applicable Original Issue Price, calculated from the respective applicable Original Issue Date up until the date of receipt by the holder of the full liquidation preference amount thereof, and (y) the amount such respective applicable preferred shares would have received, with respect to each respective applicable Preferred Share, had that respective applicable preferred share been converted into ordinary shares immediately prior to the consummation of the liquidation event.

Deemed Liquidation Event included: (i) any transaction or series of transactions, whether by merger, consolidation, amalgamation, sale or issuance of equity, scheme of arrangement or otherwise, which resulted in a change in control of the Company; (ii) a disposition of all or substantially all of the assets of the Group as a whole; (iii) any termination or amendment of any VIE Contractual Agreements for any reason resulting in the Company losing control over any VIEs, or the financial results of any VIE incapable of being consolidated into the financial results of the Company; or (iv) a sale or exclusive licensing of all or substantially all of the intellectual property of the Group as a whole.

(e)	Voting rights

Each preferred share was entitled to such number of vote(s) equal to the number of ordinary shares to which such preferred share is then convertible. The holders of preferred shares and the holders of ordinary shares voted together on an as-converted basis and not as a separate class.

The Company’s preferred shares activities for the years ended December 31, 2018, 2019 and 2020 are summarized as below:

	Series B Shares		Series C Shares		Series D Shares		Series D+ Shares		Total
	Number of		Number of		Number of		Number of		Number of
	shares	RMB	shares	RMB	shares	RMB	shares	RMB	shares	RMB

	(in thousands, except for shares)
Balance as of December 31, 2017	397,021,435	7,508,263	452,780,235	10,089,160	—	—	—	—	849,801,670	17,597,423
Issuance of Series D Preferred shares, net of issuance cost	—	—	—	—	204,342,105	5,330,187	—	—	204,342,105	5,330,187
Re‑designation of Series C Preferred Shares from ordinary shares	—	—	24,999,985	656,234	—	—	—	—	24,999,985	656,234
Repurchase of Series B and C Preferred Shares	(98,537,675)	(1,989,902)	(7,212,045)	(168,742)	—	—	—	—	(105,749,720)	(2,158,644)
Accretion on convertible redeemable preferred shares to redemption value	—	521,255	—	711,853	—	4,001	—	—	—	1,237,109
Balance as of December 31, 2018	298,483,760	6,039,616	470,568,175	11,288,505	204,342,105	5,334,188	—	—	973,394,040	22,662,309
Issuance of Series D Preferred Shares, net of issuance cost	—	—	—	—	226,493,425	5,909,282	310,879,155	9,934,776	537,372,580	15,844,058
Accretion on convertible redeemable preferred shares to redemption value	—	366,440	—	829,746	—	587,753	—	82,589	—	1,866,528
Balance as of December 31, 2019	298,483,760	6,406,056	470,568,175	12,118,251	430,835,530	11,831,223	310,879,155	10,017,365	1,510,766,620	40,372,895
Accretion on convertible redeemable preferred shares to redemption value	—	242,270	—	554,415	—	519,201	—	439,342	—	1,755,228
Automatic conversion of preferred shares into ordinary shares upon IPO	(298,483,760)	(6,648,326)	(470,568,175)	(12,672,666)	(430,835,530)	(12,350,424)	(310,879,155)	(10,456,707)	(1,510,766,620)	(42,128,123)
Balance as of December 31, 2020	—	—	—	—	—	—	—	—	—	—

All of the preferred shares were converted to Class A Ordinary Shares upon the completion of the Company's IPO in August 2020.

22. Preferred shares (Continued)

The key transaction of Preferred Shares

Prior to the Reorganization and the incorporation of the Company, the Group’s business was carried out under Beijing Lianjia and Yiju Taihe. Preferred shares were issued by Beijing Lianjia and Yiju Taihe in the form of equity interests with preference and redemption rights, and were recorded in the “Mezzanine equity” at the respective periods.

In 2010 and 2015, the Group issued a total of 32,868,815 Series A Convertible Redeemable Preferred Shares (“Series A Preferred Shares”) to an investor. In 2016, the Group issued 156,740,580 Series B Convertible Redeemable Preferred Shares (“Series B Preferred Shares”) for an aggregated cash consideration of RMB2,670 million. In addition, 213,281,870 ordinary shares held by the Founder were re-designated to Series B Preferred Shares, which were then transferred to certain new investors for a total consideration of RMB3,633 million; all Series A Preferred Shares were re-designated to Series B Preferred Shares, which were then transferred to certain new investors for a total consideration of RMB560 million. The Company did not receive any proceeds from these transfers.

In 2017, the Group issued 406,197,585 Series C Convertible Redeemable Preferred Shares (“Series C Preferred Shares”) for an aggregated cash consideration of RMB8,730 million. In addition, 40,712,820 ordinary shares held by the Founder and certain employees of the Group were re-designated to Series C Preferred Shares, which were then transferred to certain new investors for a total consideration of RMB875 million; 5,869,830 Series B Preferred Shares held by an investor were re-designated to Series C Preferred Shares, which were then transferred to certain new investors for a total consideration of RMB126 million. The Company did not receive any proceeds from these transfers.

In October 2018, 24,999,985 ordinary shares held by the Founder were re-designated to Series C Preferred Shares, which were then transferred to a new investor for a total consideration of RMB656 million. The Company did not receive any proceeds from the transaction.

The Company considered that such re-designation, in substance, was the same as a repurchase and cancellation of the former ordinary shares or preferred shares, and simultaneously an issuance of the preferred shares. Therefore the Company recorded 1) the difference between the fair value and the par value of the ordinary shares against additional paid-in capital or by increasing accumulated deficit once additional paid-in capital has been exhausted; 2) the difference between the fair value and the carrying amount of the former preferred shares against retained earnings, or in the absence of retained earnings, by charging against additional paid-in capital or by increasing the accumulated deficit once additional paid-in capital has been exhausted; and 3) difference between the fair value of the newly issued preferred shares and the former ordinary shares or preferred shares as i) share based compensation expenses when the selling shareholders were directors or employees of the Group, or ii) deemed distribution to shareholders when the selling shareholders were third-party investor, against retained earnings, or in the absence of retained earnings, by charging against additional paid-in capital or by increasing the accumulated deficit once additional paid-in capital has been exhausted. During the years ended December 31, 2018, 2019 and 2020, RMB36.7 million, nil and nil share based compensations expenses, and RMB118.9 million, nil and nil deemed dividends to preferred shareholders were recognized in connection with the re-designation.

Before the Reorganization, in December 2018, the Group repurchased 98,537,675 Series B Preferred Shares and 7,212,045 Series C Preferred Shares held by certain investors at consideration of RMB2,537 million and RMB184 million, respectively. The difference between the repurchase price and the carrying amount of the Series B and Series C Preferred Shares amounted to RMB562 million, and was accounted for as deemed dividends to the preferred shareholders. As of December 31, 2018, RMB306 million was paid to related investors, and the remaining consideration of RMB2,415 million was payable to the preferred shareholders .

22. Preferred shares (Continued)

In connection with the Reorganization discussed in Note 1, in December 2018, the Company issued 298,483,760 series B Preferred Shares and 470,568,175 Series C Preferred Shares in exchange for the Series B and Series C preferred shareholders’ interests in Beijing Lianjia and Yiju Taihe as above mentioned, respectively. Thereafter, the Series B and Series C preferred shareholders’ equity interests were legally converted into Series B and Series C Preferred Shares of the Company.

In December 2018, the Company issued 204,342,105 Series D Preferred Shares to certain investors with a total cash and in-kind consideration amounted to US$776.5 million (RMB5,330 million).

From January to August 2019, the Company issued 121,230,265 Series D Preferred Shares to certain investors with total cash consideration amounted to US$461 million (RMB3,108 million).

In November 2019, the Company issued 105,263,160 series D Preferred Shares to certain investors with total cash consideration amounted to US$400 million (RMB2,801 million).

From November to December 2019, the Company issued 310,879,155 Series D+ Preferred Shares to certain investors with total cash consideration amounted to US$1,418 million (RMB9,935 million).

The Series B, Series C, Series D and Series D+ Preferred Shares are collectively referred to as the “Preferred Shares.” All series of Preferred Shares have the same par value of US$ 0.00002 per share.

Accounting for Preferred Shares

Prior to the IPO, the Company classified the preferred shares in the mezzanine equity of the consolidated balance sheets as they were contingently redeemable at the options of the holders. The Company recorded accretion on the preferred shares, where applicable, to the redemption value from the issuance dates to the earliest redemption dates. The accretion calculated using the effective interest method, was recorded against retained earnings, or in the absence of retained earnings, by charging against additional paid-in capital. Once additional paid-in capital had been exhausted, additional charges were recorded by increasing the accumulated deficit. The accretion of preferred shares was RMB1,237.1 million, RMB1,866.5 million and RMB1,755.2 million for the years ended December 31, 2018, 2019 and 2020, respectively. Each issuance of the preferred shares was recognized at the respective issue price at the date of issuance net of issuance costs. The issuance costs for preferred shares was nil for the years presented.

The Company determined that the embedded conversion features and the redemption features did not require bifurcation as they either were clearly and closely related to the preferred shares or did not meet the definition of a derivative.

The Company determined that there was no beneficial conversion feature attributable to any of the preferred shares because the initial effective conversion price of these preferred shares were higher than the fair value of the Company’s ordinary shares determined by the Company with the assistance from an independent valuation firm.

22. Preferred shares (Continued)

Modification of Preferred Shares

The Company assessed whether an amendment to the terms of its Preferred Shares was an extinguishment or a modification using the fair value model. When Preferred Shares were extinguished, the difference between the fair value of the consideration was transferred to the convertible preferred shareholders and the carrying amount of the convertible preferred shares (net of issuance costs) were treated as deemed dividends to preferred shareholders. The Company considered that a significant change in fair value after the change of the terms to be substantive and thus triggered extinguishment. A change in fair value, which was not significant immediately after the change of the terms was considered non-substantive and thus subject to modification accounting. When the Preferred Shares were modified, the Company evaluated whether there was a transfer of value between ordinary shareholders and preferred shareholders as a result of the modification and therefore, would be recorded as a reduction of, or increase to, accumulated deficit as a deemed dividend. When value was transferred from preferred shareholders to ordinary shareholders, the value was recorded as an increase to accumulated deficit while charges against additional paid-in capital.

In connection with the issuance of Series D Preferred Shares in 2018, the earliest redemption date of the Series B and Series C Preferred Shares was changed from the (5) year anniversary of the issuance dates of Series B and Series C Preferred Shares to December 28, 2023, to be in line with the earliest redemption date of the Series D Preferred Shares. In addition, the strike price of the Series B and Series C Preferred Shares was changed from RMB to US$, and therefore, the strike price for the conversion feature, redemption feature and liquidation preference is considered modified to US$ accordingly. From both quantitative and qualitative perspectives, the Company assessed the impact of the above modification and concluded that the amended represents a modification rather than extinguishment of the Preferred Shares, and the impact of the modification is immaterial.

On August 17, 2020, the Company’s IPO was completed and all preferred shares were automatically converted into ordinary shares.